Accumulated Other Comprehensive Income, Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Net gain on securities transactions	[1]	$ 0	$ 0	$ 1,155
Salaries and employee benefits		45,904	48,721	45,647
Income tax (benefit) expense		24,183	20,614	16,994
Net income		75,234	61,519	52,452
Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Net income		978	199	1,524
Unrealized Gains on Securities Available for Sale [Member] | Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Net gain on securities transactions		0	0	1,155
Income tax (benefit) expense		0	0	(300)
Net income		0	0	855
Amortization of Pension and Postretirement Benefit Items [Member] | Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Income tax (benefit) expense		(343)	(70)	(235)
Net income		978	199	669
Amortization of Net Actuarial Gain [Member] | Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits		1,008	674	708
Amortization of Prior Service Credit (Cost) [Member] | Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits		$ 313	$ (405)	$ 196

[1]	Not within the scope of ASC 606.